Mid Cap Growth Portfolio
Mid Cap Growth Portfolio

Prospectus Supplement

July 25, 2014

Morgan Stanley Institutional Fund Trust

Supplement dated July 25, 2014 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2014

Mid Cap Growth Portfolio
(the "Portfolio")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Fund, to certain financial intermediaries as compensation on sales of Class A shares of the Portfolio of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Portfolio in relation thereto. As a result, effective August 1, 2014, the following changes to the Prospectus are necessary:

The following table replaces the "Shareholder Fees" table in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees Mid Cap Growth Portfolio	Class I Shares	Class A Shares		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	none	5.25%	[1]	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1],[2]	none
[1]	Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-How to Redeem Shares-Class A Shares" for further information about the CDSC waiver categories.

Please retain this supplement for future reference.